Vessels, textual (Details) $ in Thousands		6 Months Ended
	Mar. 16, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 23,158	$ 8,238
Loss from sale of vessels		203	$ 1,078
Vessel's net book value		9,010		$ 23,361
Acquisitions, improvements and other vessel costs		684
Coronis, Sideris, Oceanis Vessels [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels To Be Disposed | item				3
Coronis [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		7,100
Sideris G.S. [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		11,500
Oceanis [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		5,750
Naias [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 11,250
Vessel's net book value	$ 9,010
Equipment And Services [Member]
Property, Plant and Equipment [Line Items]
Acquisitions, improvements and other vessel costs		$ 1,125
Expenditures for equipment and services, paid and capitalized				$ 441